Annual Fund Operating Expenses (Capital Appreciation Trust)	12 Months Ended
May 01, 2011
Series I, Capital Appreciation Trust
Operating Expenses:
Share Class	Series I
Management fee	0.71%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.03%
Total fund operating expenses	0.79%
Series II, Capital Appreciation Trust
Operating Expenses:
Share Class	Series II
Management fee	0.71%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Total fund operating expenses	0.99%
Series NAV, Capital Appreciation Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.71%
Distribution and service (12b-1) fees	none
Other Expenses	0.03%
Total fund operating expenses	0.74%